SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                      CREDIT SUISSE GLOBAL HIGH YIELD FUND

The following information supersedes certain information contained in the fund's Prospectus and Statement of Additional Information.

Effective February 28, 2006, the Credit Suisse Global High Yield Fund, Inc. changed its current benchmark from the Merrill Lynch Global High Yield Index (fully hedged) ("Current Benchmark") to the Merrill Lynch Global High Yield Constrained Index (fully hedged) ("New Benchmark").

The downgrade of General Motors and Ford bonds has resulted in their comprising almost 13% of the Current Benchmark, with nearly 16% in the Auto sector. The New Benchmark imposes a 2% limit on the maximum concentration in any single issuer. Because the fund broadly diversifies its holdings among issuers and industries, the New Benchmark is more consistent with the fund's investment approach.

The following table compares the fund's performance over time to that of its Current Benchmark and its New Benchmark. As with all mutual funds, past performance is not a prediction of future performance.


--------------------------------------------------------- ------------------------------------------------------------
                                                                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------- ------------------------------------------------------------
PERIOD ENDED 12/31/05                                     ONE YEAR   FIVE YEARS  TEN YEARS       SINCE INCEPTION:
                                                                                                    (2/26/93)
--------------------------------------------------------- ---------- ----------- ----------- -------------------------

CREDIT SUISSE GLOBAL HIGH YIELD FUND                        2.58%      7.98%       6.07%              6.89%
--------------------------------------------------------- ---------- ----------- ----------- -------------------------
Current Benchmark: MERRILL LYNCH GLOBAL HIGH YIELD
INDEX (FULLY HEDGED)*                                       3.26%      8.27%       N/A1                N/A1
--------------------------------------------------------- ---------- ----------- ----------- -------------------------
New Benchmark: MERRILL LYNCH GLOBAL HIGH YIELD
CONSTRAINED INDEX (FULLY HEDGED)*                           3.36%      8.55%       N/A2                N/A2
--------------------------------------------------------- ---------- ----------- ----------- -------------------------


------------------------
* Each Merrill Lynch Global High Yield Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating. The indexes differ only in the per issuer limit on included companies.

1    Index performance began on December 31, 1997.

2    Index performance began on January 1, 1998.






Dated: February 28, 2006                                   INSTFIX-PRO-16-0206
                                                           2006-003